SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Operations
1.	Operations

Ituran Location and Control Ltd. (the “Company”) commenced operations in 1994.  The Company and its subsidiaries (the “Group”) are engaged in the provision of Location based services and machine-to-machine Wireless communications products for use in stolen vehicle recovery, fleet management and other applications.

The Group operates through subsidiaries in Brazil and Argentina, which generates revenues in their respective local currencies. The local currencies of such countries have been subject to significant fluctuations in recent years and the exchange rate of the Argentinian Pezo to the US Dollar (the presentation currency of the Group) was decreased significantly during fiscal year 2016.

Functional currency and translation to the reporting currency
2.	Functional currency and translation to the reporting currency

The functional currency of the Company and its subsidiaries located in Israel is the New Israeli Shekel (“NIS”), which is the local currency in which those entities operate.  The functional currency of the foreign subsidiaries of the Group is their respective local currency.

The consolidated financial statements of the Company and all of its subsidiaries were translated into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB").  Accordingly, assets and liabilities were translated from local currencies to U.S. dollars using yearend exchange rates, and income and expense items were translated at average exchange rates during the year.

Gains or losses resulting from translation adjustments (which result from translating an entity’s financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reported in other comprehensive income and are reflected in equity, under “accumulated other comprehensive income (loss)”. Translation gains and losses resulting from changes in exchange rates used in the translation of intercompany balances that are long term investment nature (i.e. which their settlement is not planned or anticipated) are also included in other comprehensive income (loss).

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses as applicable.

The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar			Israeli CPI(*)
	NIS	Real	Pezo
At December 31,
2016	3.845	3.2591	15.850	112.59 points
2015	3.902	3.9048	13.005	112.82 points
2014	3.889	2.6562	8.552	113.96 points
Increase (decrease) during the year:
2016	(1.46)%	(16.54)%	21.87%	(0.2)%
2015	0.33%	47.01%	52.07%	(1.0)%
2014	12.04%	13.39%	31.21%	(0.2)%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

Basis of presentation
3.	Basis of presentation
The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Use of estimates in the preparation of financial statements
4.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from the estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to legal contingencies, revenue recognition and related deferred expenses, deferred taxes and tax liabilities and uncertainties.

Principles of consolidation
B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries.  In these financial statements, the term “subsidiary” refers to a company over which the Company exerts control (ownership interest of more than 50%), and the financial statements of which are consolidated with those of the Company.  Significant intercompany transactions and balances are eliminated upon consolidation; profits from intercompany sales, not yet realized outside of the Group, are also eliminated.  Non-controlling interests are presented in equity.

Changes in the Company ownership interest in a subsidiary while the control is retained are accounted for as equity transactions and accordingly no gain or loss is recognized in consolidated net income or comprehensive income. Upon such transaction, the carrying amount of the non-controlling interest is adjusted to reflect the change in its ownership interest in the subsidiary and any difference between the fair value of the consideration received or paid and the amount by which the non-controlling interest was adjusted is recognized in additional paid-in capital.

Cash and cash equivalents
C.      Cash and cash equivalents

The Group considers all highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use, and short-term debentures, with original periods to maturity not exceeding three months, to be cash equivalents.

Marketable securities
D.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC Topic 320-10, "Investments - Debt and Equity Securities" (“ASC Topic 320-10”). Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reassesses such determination at each balance sheet date.

The investments in marketable securities covered by ASC Topic 320-10 that were held by the Company during the reported periods were designated by management as trading securities.

Trading securities are stated at market value. The changes in market value are charged to financing income or expenses.

Trading gains for the years 2016, 2015 and 2014 amounted to approximately US$ 115,000, US$ 666,000 and US$ 133,000 respectively.

Treasury stock
E.       Treasury stock

Company shares held by the Company are presented as a reduction of equity, at their cost, under the caption “Treasury Stock”. Gains and losses upon sale of these shares, net of related income taxes, are recorded as additional paid in capital.

Allowance for doubtful accounts
F.       Allowance for doubtful accounts

The allowance for doubtful accounts is determined with respect to amounts the Group has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with customers, the length of time that the balance is post due, the customer's current ability to pay and available information about the credit risk on such customers.  See also Note 19A.

The allowance in respect of accounts receivable at December 31, 2016 and 2015 was US$ 2,180,000 and US$ 2,063,000, respectively.

Inventories	G. Inventories Inventories are stated at the lower of cost or market. Cost is determined as follows: raw materials and finished products – mainly on the basis of first-in, first-out (FIFO).
Investment in affiliated companies
H.      Investment in affiliated companies

Investments in companies in which the Group has significant influence (ownership interest of between 20% and 50%) but less than controlling interests, are accounted for by the equity method.  Income on intercompany sales, not yet realized outside of the Group, was eliminated.  The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

In accordance with ASC Topic 323-10-40-1, a change in the Company’s proportionate share of an investee’s equity, resulting from issuance of shares by the investee to third parties, is accounted for as if the Company had sold a proportionate share of its investment. Any gain or loss resulting from an investee’s share issuance is recognized in earnings.

Management evaluates investments in affiliated companies, for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances and includes analysis of relevant financial information (e.g. budgets, business plans, financial statements, etc.). During 2016 and 2015, no impairment was identified.

Investments in companies in which the company no longer has significant influence, are classified as "investments in other companies".  See I. below.

Investment in other company
I.	Investment in other company

Non-marketable investment in other company in which the Company does not have a controlling interest nor significant influence is accounted for at cost, net of write down for any permanent decrease in value.

Derivatives
J.	Derivatives

The group applies the provisions of ASC Topic 815, "Derivatives and Hedging".  In accordance with ASC Topic 815, all the derivative financial instruments are recognized as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For derivative financial instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

From time to time the Company carries out transactions involving foreign exchange derivative financial instruments (mainly forward exchange contracts) which are designed to hedge the cash flows expected to be paid with respect to forecasted monthly purchases of inventory, denominated in currencies other than the functional currency of the Company. Such transactions were designated as hedging instruments on the date that the Company entered into such derivative contracts, and qualify as cash flow hedges under ASC Topic 815.

The effective portion of the changes in fair value of the derivative instruments designated for hedging purposes are reported as other comprehensive income (loss), net of tax under the caption "unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge" and are reclassified to the statements of income when the hedged transaction realizes. During the reporting periods, the gains or losses that were recognized in earnings for hedge ineffectiveness were insignificant.

All other derivatives which do not qualify for hedge accounting, or which have not been designated as hedging instruments, are recognized in the balance sheet at their fair value, with changes in the fair value carried to the statements of income as incurred in financing income (expenses), net.

See also Note 19B for further information.

Property and equipment
K.	Property and equipment

1.
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Impairment of long-lived assets
L.	Impairment of long-lived assets

The Group’s long-lived assets (including finite-lived intangible assets) are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value (see also Note 1N).

Income taxes
M.	Income taxes

The Group accounts for income taxes in accordance with ASC Topic 740-10, "Income Taxes". According to this guidance, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law.  Deferred tax balances are computed using the tax rates expected to be in effect at the time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

US GAAP provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is "more-likely-than-not" to be sustained were to be challenged by a taxing authority.  The assessment of a tax position is based solely on the technical merits of the position, without regard the likelihood that the tax position may be challenged.  If an uncertain tax position meets the "more-likely-than-not" threshold, the largest amount of tax benefit that is greater than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.  See also Note 15L.

The Company recognizes interest as interest expenses (among financing expenses) and penalties, if any, related to unrecognized tax benefits in its provision for income tax.

Goodwill and intangible assets
N.	Goodwill and intangible assets

1.
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business combinations accounted for in accordance with the "purchase method" and is allocated to reporting units at acquisition.  Goodwill is not amortized but rather tested for impairment at least annually in accordance with the provisions of ASC Topic 350, "Intangibles - Goodwill and Other".  The Company performs its goodwill annual impairment test for the reporting units at December 31 of each year, or more often if indicators of impairment are present.

As required by ASC Topic 350, the Company chooses either to perform a qualitative assessment whether the two-step goodwill impairment test is necessary or proceeds directly to the two-step goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis.  The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the two-step goodwill impairment test. If the Company determines Otherwise, no further evaluation is necessary.

When the Company decides or is required to perform the two-step goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value ("step 1"). If the fair value of the reporting unit exceeds the carrying value of the reporting unit net assets (including the goodwill allocated to such reporting unit), goodwill is considered not to be impaired, and no further testing is required. If the carrying value exceeds the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value ("step 2").

The Company applies assumptions that market participants would consider in determining the fair value of each reporting unit and the fair value of the identifiable assets and liabilities of the reporting units, as applicable.

As of December 31, 2016 the company had two reporting units that include goodwill (three in 2015 and four in 2014)

The Company performed a qualitative assessment for two reporting units as of December 31, 2016 and 2015, and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such units.

For other reporting units (two in 2014, one in 2015 and zero in 2016), operating in Israel, the Company elected to bypass the qualitative assessment and proceeded directly to performing the first step of the goodwill impairment test.

As a result, during 2015 and 2014, the Company recorded a goodwill impairment loss in an amount of US$ 674,000 and US$ 879,000, respectively.  See Note 8.

2.
Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. As of December 31, 2016 the remaining intangible assets are amortized over a period of 10 years.

Recoverability of intangible assets is measured as described in Note 1L above.  During 2015, the Company recorded an intangible assets impairment loss in an amount of US$ 255,000.  See Note 7.

Contingencies
O.	Contingencies

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Funds in respect of, and liability for employee rights upon retirement
P.	Funds in respect of, and liability for employee rights upon retirement

The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses.

The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

Severance expenses for the years ended December 31, 2016, 2015 and 2014, amounted to US$ 1,595,000 US$ 1,386,000 and US$ 1,460,000, respectively.

Revenue recognition
Q.	Revenue recognition

Revenues are recognized when delivery has occurred and, where applicable, after installation has been completed, there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection of the related receivable is reasonably assured and no further obligations exist. In cases where delivery has occurred but the required installation has not been performed, the company does not recognize the revenues until the installation is completed.

The Company’s revenues are recognized as follows:

1.	Revenues from sales are recognized when title and risk of loss of the product pass to the customer (usually upon delivery).

2.
The Company applies the provisions of ASC Topic 605-25, "Revenue Recognition - Multiple-Element Arrangements", as amended. ASC Topic 605-25 provides guidance on how to account for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. For such arrangements, each element of the contract is accounted for as a separate unit when it provides the customer value on a stand-alone basis and if an arrangement includes a right of return relative to a delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Company. According to ASC 605-25, as amended, when neither "vendor specific objective evidence" of selling price, nor third party price exists, the Company is required to develop a best estimate of the selling price of the deliverables and the entire arrangement consideration is allocated to the deliverables based on the relative selling prices.

Revenues from SVR services subscription fees and from installation services, sold to customers within a single contractually binding arrangement were accounted for revenue recognition purposes as a single unit of accounting in accordance with ASC Topic 605-25, since the installation services element was determined not to have a value on a stand-alone basis to the customer. Accordingly, the entire contract fee for the two deliverables is recognized ratably on a straight-line basis over the subscription period.

3.
Amounts earned by the Brazilian subsidiary for arranging a bundle transaction of SVR services subscription and installation services together with insurance services to be supplied by a third party insurance company, are recognized ratably on a straight-line basis over the subscription period, since the amount allocated to the company, is contingent upon the delivery of the SVR services. As the insurance company is the primary obligor of the insurance component, the company recognizes only the net amounts as revenues, after deduction of amounts related to the insurance component.

4.
Deferred revenues include unearned amounts received from customers (mostly for the provision of installation and subscription services) but not yet recognized as revenues.  Such deferred revenues are recognized as described in paragraph 2, above.

5.	Extended warranty

Revenues from extended warranty which are provided for a monthly fee and are sold separately are recognized over the duration of the warranty periods.

Warranty costs
R.	Warranty costs

The Company provides a standard warranty for its products to end-users at no extra charge. The Company estimates the costs that may be incurred under its warranty obligation and records a liability at the time the related revenues are recognized.

Among the factors affecting the warranty liability are the number of installed units and historical percentages of warranty claims. The Company periodically assesses the adequacy of the recorded warranty liability and adjusts the amount to the extent necessary. To date, warranty costs and the related liabilities have not been material.

Research and development costs
S.	Research and development costs

1.	Research and development costs (other than computer software related expenses) are expensed as incurred.

2.       Software Development Costs

ASC Topic 985-20, "Costs of Software to Be Sold, Leased, or Marketed" requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.  Research and development costs incurred in the process of developing product improvements or new products, are generally expensed as incurred, net of grants received from the Government of Israel for development of approved projects. Costs incurred by the Company between the establishment of technological feasibility and the point at which the product is ready for general release are usually insignificant.

Advertising costs
T.	Advertising costs

Advertising costs are expensed as incurred.

Advertising expenses for the years ended December 31, 2016, 2015 and 2014 amounted to US$ 6.9 million, US$ 6.8 million and US$ 6.7 million, respectively.  Advertising expenses are presented among "selling and marketing expenses".

Earnings per share
U.      Earnings per share

Basic earnings per share are computed by dividing net income attributable to the common shares, by the weighted average number of shares outstanding during the year, net of the weighted average number of treasury stock.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the effect of any potential dilutive ordinary shares. During the reporting periods there were no such potential shares.

Fair value measurements
V.      Fair value measurements

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As such, fair value is a market based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, the fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

Regarding the fair value measurements of financial assets and liabilities and the fair value hierarchy of such measurements, see Note 19C.

The Company also measures certain non-financial assets, consisting mainly goodwill and intangible assets at fair value on a nonrecurring basis.  These assets are adjusted to fair value when they are considered to be impaired (see 1N and 1L above).

As of December 31, 2015, the Company measured the fair value of goodwill with a total carrying amount of US$ 0.7 million (before the recognition of an impairment loss) that is allocated to one reporting unit.  As a result of the above impairment test, the Company recorded an impairment loss of goodwill in an amount of US$ 0.7 million, to its implied fair value of US$ 0 million. The fair value measurement of the non-financial assets was classified as level 3.

As of December 31, 2016, management determined based on qualitative assessment, that there is no need to perform fair value measurement of the remaining balance of goodwill.

Deferred installation expenses and prepaid expenses
W.	Deferred installation expenses and prepaid expenses

Direct installation expenses incurred at the inception of specific subscription arrangements in Brazil with specific customers, to enable the Company's subsidiary in Brazil to perform under the terms of the arrangement (i.e. directly attributable to obtaining a specific subscriber), which their costs can be measured reliably, are capitalized and presented as "Deferred installation expenses" within the balances "Other current assets" and "Other non-current assets", as applicable.

Such installation activities was determined not to represent separate earnings process for revenue recognition purposes in accordance with the principles of ASC Topic 605-25, "Multiple-Element Arrangements" as they has been determined not to have a value on a stand-alone basis to the customer.

The deferred expenses that are capitalized are limited to the higher of value of the amount of nonrefundable deferred revenue, if any or to the amount of the minimum contractual subscription revenue, net of direct costs.

The deferred expenses are amortized over the estimated life of the related subscription arrangements by the straight-line method (usually 20 months). Costs that do not meet the aforementioned criteria, are recognized immediately as expenses.

Prepaid expenses, consist of amounts paid by the Brazilian subsidiary to insurance companies as a prepaid insurance on behalf of its customers as part of bundle transactions of SVR services together with insurance services to be supplied by a third party insurance company. Under such transactions, the customers are required accordingly to pay the Brazilian subsidiary a monthly fee for all the bundled services (see Note 1Q regarding the revenue recognition of bundle transactions). The insurance companies are obligated to refund any unearned insurance amounts to the Brazilian subsidiary in the event of cancelation by the customers. The prepaid expenses are amortized over the contractual life of the insurance service with the insurance company (usually 12 months) by the straight-line method. The amortization is netted against the monthly receipts from customers for the bundled services.

Stock-based compensation
X.	Stock-based compensation

The Company measures and recognizes compensation expense for cash bonuses to senior employees, which are based, or partly based, on the price of the Company’s shares in accordance with ASC 718 -30, "Compensation-Stock Compensation - Awards Classified as Liabilities" (See Note 17 C regarding "Excess Return Cash Incentives").

The awards are measured at the grant date at their fair value and remeasured at the end of each reporting period through settlement, with changes in the fair value recognized as compensation cost over the requisite service period. Compensation cost for awards that are subject to market conditions are be attributed separately for each vesting tranche of the award (generally calendar year).

Reclassification
Y.	Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation.  Such reclassifications did not have any significant impact on the Company's equity, net income or cash flows.

Recently issued accounting pronouncements
Z.	Recently issued accounting pronouncements

Accounting Standard Update 2014-09, "Revenue from Contracts with Customers"

May 2014, the FASB issued Accounting Standard Update 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09").

ASU 2014-09 outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 also requires entities to disclose sufficient information, both quantitative and qualitative, to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

During 2016, the FASB issued several Accounting Standard Updates that focuses on certain implementation issues of the new revenue recognition guidance including Narrow-Scope Improvements and Practical Expedients, Principal versus Agent Considerations and Identifying Performance Obligations and Licensing.

An entity should apply the amendments in this ASU using one of the following two methods: 1. Retrospectively to each prior reporting period presented with a possibility to elect certain practical expedients (full retrospective method), or, 2. Retrospectively with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application (the cumulative catch-up transition method or modified retrospective method). If an entity elects the latter transition method, it also should provide certain additional disclosures.

For a public entity, the amendments in ASU 2014-09 (including the amendments introduced through recent ASU's) are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period (the first quarter of fiscal year 2018 for the Company). Early application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

The Company intends to adopt ASU 2014-09 as of January 1, 2018. The Company currently anticipates adopting the standard using the modified retrospective method rather than full retrospective method.

The Company is in the process of evaluation the impact of ASU 2014-09 on its revenue streams and selling contracts, if any, and on its financial reporting and disclosures. At this stage, management believes that the standard will not have significant effect on the timing of recognizing revenues from SVR services subscription fees, as such services are recognized monthly, or the timing of recognizing revenues from sales of products. However, the process of evaluation the impact of ASU 2014-09 implications has not been completed yet. Management is expecting to complete the evaluation of the impact of the accounting and disclosure changes on the business processes, controls and systems throughout 2017.

Accounting Standard Update 2015-11, "Simplifying the Measurement of Inventory"

In July, 2015, The FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory (Topic 330) ("ASU 2015-11").

ASU 2015-11 outlines that inventory within the scope of its guidance be measured at the lower of cost and net realizable value. Inventory measured using last-in, first-out (LIFO) and the retail inventory method (RIM) are not impacted by the new guidance. Prior to the issuance of ASU 2015-11, inventory was measured at the lower of cost or market (where market was defined as replacement cost, with a ceiling of net realizable value and floor of net realizable value less a normal profit margin).

For a public entity, the amendments in ASU 2015-11 are effective, in a prospective manner, for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period (the first quarter of fiscal year 2017 for the Company). Early adoption is permitted as of the beginning of an interim or annual reporting period.

The Company does not believe this ASU will have a significant impact on its consolidated financial statements.

Accounting Standards Update 2015-17, "Income Taxes: Balance Sheet Classification of Deferred Taxes"

In November 2015, the FASB has issued Accounting Standards Update (ASU) No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which changes how deferred taxes are classified on organizations’ balance sheet.

The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, all deferred tax assets and liabilities will be required to be classified as noncurrent.

The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods (i.e., in the first quarter of 2017 for calendar year-end companies).

Early adoption is permitted for all entities as of the beginning of an interim or annual reporting period.

The guidance may be applied either prospectively, for all deferred tax assets and liabilities, or retrospectively (i.e., by reclassifying the comparative balance sheet). If applied prospectively, entities are required to include a statement that prior periods were not retrospectively adjusted. If applied retrospectively, entities are also required to include quantitative information about the effects of the change on prior periods.

The Company does not believe this ASU will have a significant impact on its consolidated financial statements.

Accounting Standards Update 2016-02, "Leases"

In February, 2016, the FASB issued its new lease accounting guidance in Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842).

Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1. A lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and, 2. A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing.

Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year Company). Early application is permitted for all public business entities upon issuance.

Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach.

The Company is in the process of assessing the impact, if any, of ASU 2016-02 on its consolidated financial statements.

Accounting Standards Update 2016-18, “Restricted Cash”

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows: Restricted Cash (Topic 230) ("ASU 2016-18").

The amendments in ASU 2016-18 apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows. The amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

For public business entities, ASU 2016-18 will be effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The amendments should be applied using a retrospective transition method to each period presented.

Management does not believe that the provisions of ASU 2016-18 will have a significant effect on its consolidated financial statements.

Accounting Standards Update No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment ("ASU 2017-04").

ASU 2017-04 eliminate Step 2 from the goodwill impairment test, to simplify the subsequent measurement of goodwill. In accordance with the new guidance, the annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable.

The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

The amendments should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition.

A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019.

Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

Management does not believe that the provisions of ASU 2017-04 will have a significant effect on its consolidated financial statements.

Accounting Standards Update No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”

In June 2016, The FASB has issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”).

The ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations.

ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates.

Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances.

ASU 2016-13 requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements.

In addition, ASU 2016-13 amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration.

ASU 2016-13 is effective for SEC filers for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 (i.e., January 1, 2020, for calendar year entities).

Early application will be permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

The Company is in the process of assessing the impact, if any, of ASU 2016-13 on its consolidated financial statements.